Employee Cost - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 77,374	€ 49,142	€ 29,418
Share-based payment	53,170	37,486	19,652
Pensions (defined contribution plans)	943	648	444
Social security costs	5,358	3,613	1,793
Total employee costs	€ 136,845	€ 90,889	€ 51,307
Average number of employees | Employee	410	274	167
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	€ 92,468	€ 61,890	€ 34,146
General and administrative expense [member]
Disclosure of employee compensation costs [line items]
Total employee costs	44,377	28,999	17,161
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	250	265	244
Share-based payment	1,913	1,864	1,607
Total employee costs	2,163	2,129	1,851
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	2,372	1,815	1,565
Share-based payment	6,359	5,303	3,505
Social security costs	100	94	152
Total employee costs	8,831	7,212	5,222
Key management personnel of entity or parent [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	2,622	2,080	1,809
Share-based payment	8,272	7,167	5,112
Social security costs	100	94	152
Total employee costs	€ 10,994	€ 9,341	€ 7,073